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March 3, 2006                                         Writer's Direct Contact
                                                      202/887-8773
                                                      SCravath@mofo.com

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

     Re:  Banc of America Funds Trust
          Initial Registration Statement on Form N-1A
          Registration No: 811-21862

Ladies and Gentlemen:

     In connection with the registration of Banc of America Funds Trust (the "Trust") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and its registration of securities under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith on EDGAR for filing the Trust's initial registration statement on Form N-1A, including exhibits.

     No fees are required in connection with this filing. Please contact the undersigned at the number set forth above if you have any questions or comments regarding the attached Registration Statement.

                                        Very truly yours,


                                        /s/ Steven G. Cravath
                                        ----------------------------------------
                                        Steven G. Cravath